Warrants (Tables)	6 Months Ended
Jun. 30, 2022
Warrants Abstract
Schedule of black–scholes option price model
	Merger and Acquisition (“M&A”) Scenario	IPO Scenario
Expected volatility (%)	54.96	56.21
Risk-free interest rate (%)	0.66	1.26
Expected Life (years)	1.79	4.29
Value per share	0.17	0.85
Exercise price (U.S. dollars per share)	7.9888	6.1248

Expected volatility (%)	55.82
Risk-free interest rate (%)	1.69
Expected Life (years)	4.19
Value per share	3.12
Exercise price (U.S. dollars per share)	6.1248